Legal Proceedings	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Legal Proceedings
Legal Proceedings

Note 15.Legal Proceedings

General

Although the Partnership may, from time to time, be involved in litigation and claims arising out of its operations in the normal course of business, the Partnership does not believe that it is a party to any litigation that will have a material adverse impact on its financial condition or results of operations.  Except as described below and in Note 11 included herein, the Partnership is not aware of any significant legal or governmental proceedings against it, or contemplated to be brought against it.  The Partnership maintains insurance policies with insurers in amounts and with coverage and deductibles as its general partner believes are reasonable and prudent.  However, the Partnership can provide no assurance that this insurance will be adequate to protect it from all material expenses related to potential future claims or that these levels of insurance will be available in the future at economically acceptable prices.

Other

On July 2, 2014, a lawsuit was filed by the Northwest Environmental Defense Center and other environmental non-government organizations (the “Plaintiffs”) against the Partnership and Cascade Kelly alleging violations of the Clean Air Act.  The suit, filed in the United States District Court for the district of Oregon, alleges that Cascade Kelly is operating without the proper permit under the applicable rules.  The lawsuit seeks penalties, injunctive relief and reimbursement of attorneys’ fees.  The Partnership has meritorious defenses to the lawsuit and will vigorously contest the actions taken by the Plaintiffs.

On May 16, 2014, the Partnership received a subpoena from the SEC requesting information for relevant time periods primarily relating to the Partnership’s accounting for Renewable Identification Numbers and the recent restatement of its consolidated financial statements as of and for the quarters ended March 31, 2013, June 30, 2013 and September 30, 2013.  The Partnership intends to continue to cooperate fully with, and has produced responsive materials to, the SEC.

On December 30, 2013, the Oregon Department of Environmental Quality (“ODEQ”) unilaterally modified (the “Modification”) an air emissions permit held by the Partnership’s subsidiary, Cascade Kelly, which covers both the production of ethanol and transshipping of crude oil by the Partnership’s bio-refinery in Clatskanie, Oregon (the “Existing Permit”).  This Modification proposed to limit the number of trains carrying crude oil that the bio-refinery can receive as part of the Partnership’s transloading operations.  The Partnership submitted a request for a hearing to contest the Modification, which allows the Existing Permit to remain in effect pending this appeal.  The Administrative Law Judge set a hearing for January 14, 2015.  The Partnership also received a Pre- Enforcement Notice (“PEN”) letter dated January 10, 2014 from ODEQ claiming that the Partnership is in violation of the Existing Permit and informing it that ODEQ is considering a possible notice of violation and penalty assessment.  In summary, the PEN asserts that the Partnership may have received, and may be receiving, more crude oil than the Existing Permit allows.  On March 27, 2014, ODEQ issued the Partnership a civil penalty assessment (“CPA”) of $117,292.  The Partnership has meritorious defenses to the Modification, the allegations in the PEN and the CPA and will vigorously contest any actions that may be taken by ODEQ with respect to the foregoing.

Separately, in August 2013, the Partnership submitted an application to ODEQ for a separate air emissions permit covering the transloading of crude oil by the bio-refinery (the “New Permit”).  On August 17, 2014, ODEQ issued the New Permit to Cascade Kelly authorizing the storage and transloading of up to 1.8 billion gallons of crude oil or ethanol.  The issuance of the New Permit effectively moots potential operational interference related to ODEQ’s concerns regarding the Existing Permit as noted above.

The Partnership received from the EPA, by letters dated November 2, 2011 and March 29, 2012, reporting requirements and testing orders (collectively, the “Requests for Information”) for information under the Clean Air Act.  The Requests for Information are part of an EPA investigation to determine whether the Partnership has violated sections of the Clean Air Act at certain of its terminal locations in New England with respect to residual oil and asphalt.  On June 6, 2014, a Notice of Violation was received from the EPA, alleging certain violations of its Air Emissions License issued by the Maine Department of Environmental Protection, based upon the test results at the South Portland, Maine terminal.  The Partnership is engaged in discussions with the EPA with respect to the alleged violations.  The Partnership does not believe that a material violation has occurred nor does the Partnership believe any adverse determination in connection with the Notice of Violation would have a material impact on its operations.

Note 20. Legal Proceedings

  General

        Although the Partnership may, from time to time, be involved in litigation and claims arising out of its operations in the normal course of business, the Partnership does not believe that it is a party to any litigation that will have a material adverse impact on its financial condition or results of operations. Except as described below and in Note 9 included herein, the Partnership is not aware of any significant legal or governmental proceedings against it, or contemplated to be brought against it. The Partnership maintains insurance policies with insurers in amounts and with coverage and deductibles as its general partner believes are reasonable and prudent. However, the Partnership can provide no assurance that this insurance will be adequate to protect it from all material expenses related to potential future claims or that these levels of insurance will be available in the future at economically acceptable prices.

  Other

        On December 30, 2013, the Oregon Department of Environmental Quality ("ODEQ") unilaterally modified (the "Modification") an air emissions permit held by the Partnership's subsidiary, Cascade Kelly Holdings LLC, which covers both the production of ethanol and transshipping of crude oil by the Partnership's bio-refinery in Clatskanie, Oregon (the "Existing Permit"). This Modification proposed to limit the number of trains carrying crude oil that the bio-refinery can receive as part of the Partnership's transloading operations. The Partnership submitted a request for a hearing contesting the Modification, which allows the Existing Permit to remain in effect pending such appeal. In addition, the Partnership received a Pre-Enforcement Notice ("PEN") letter dated January 10, 2014 from ODEQ claiming that the Partnership is in violation of the Existing Permit and informing it that ODEQ is considering a possible notice of violation and penalty assessment. In summary, the PEN asserts that the Partnership may have received, and be receiving, more crude oil than the Existing Permit allows. On March 27, 2014, ODEQ issued the Partnership a civil penalty assessment ("CPA") of $117,292. The Partnership believes that it has meritorious defenses to the Modification, the PEN and the CPA and will vigorously contest any actions that may be taken by ODEQ with respect to the foregoing.

        Separately, in August 2013, the Partnership submitted an application to ODEQ for a separate air emissions permit covering the transloading of crude oil by the bio-refinery (the "New Permit"). The Partnership is working through the customary permitting process with ODEQ. The draft of the New Permit is currently out for public notice and comment. The Partnership anticipates that the New Permit will be issued in the second quarter of 2014. The Partnership believes that the issuance of the New Permit will resolve ODEQ's concerns regarding the Existing Permit as noted above. It is possible, however, that the issuance of the New Permit may be delayed and that a significant delay may have a negative impact on the Partnership's operations in Oregon.

        The Partnership received from the Environmental Protection Agency (the "EPA"), by letters dated November 2, 2011 and March 29, 2012, reporting requirements and testing orders (collectively, the "Requests for Information") for information under the Clean Air Act. The Requests for Information are part of an EPA investigation to determine whether the Partnership has violated sections of the Clean Air Act at certain of its terminal locations in New England with respect to residual oil and asphalt. The Partnership has submitted all required information requested under the Requests for Information. The Partnership does not believe that a material violation has occurred nor does the Partnership believe any adverse determination in connection with such investigation would have a material impact on its operations.